Class A Common Stock Subject to Possible Redemption	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Class A Common Stock Subject to Possible Redemption [Abstract]
Class A Common Stock Subject to Possible Redemption
Note
7-Class
A Common Stock Subject to Possible Redemption
The Company’s Class A common stock feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. The Company is authorized to issue 100,000,000 shares of Class A common stock with a par value of $0.0001 per share. Holders of the Company’s Class A common stock are entitled to one vote for each share. As of June 30, 2023 and December 31, 2022, there were 3,329,638 and 5,076,777 shares of Class A common stock outstanding, respectively, which were all subject to possible redemption and are classified outside of permanent equity in the condensed consolidated balance sheets. On December 2, 2022 and June 26, 2023, the Company held the stockholders meetings described in Note 1. Stockholders holding 17,923,223 and 1,747,139 Public Shares exercised their right to redeem such shares for a pro rata portion of the funds in the Trust Account. In addition, as of June 30, 2023 and December 31, 2022, $1,800,000 was deposited by the Company in to the Trust Account for the benefit of the public stockholders.

As of June 30, 2023, 1,747,139 Class A ordinary shares have been tendered for redemption. These shares were deemed to be mandatorily redeemable as of June 30, 2023 and were classified as liabilities at approximately $10.55 per share.
The Class A common stock subject to possible redemption reflected on the condensed consolidated balance sheets is reconciled on the following table:

Gross proceeds	$230,000,000
Less:
Class A common stock issuance costs	(12,403,774)
Fair value of Public Warrants at issuance	(13,340,000)
Fair value of rights	—
Plus:
Remeasurement of Class A common stock to redemption value	28,519,292
Redemption of Class A common stock	(180,858,526)

Class A common stock subject to possible redemption at December 31, 2022	$51,916,992
Remeasurement of Class A common stock to redemption value	1,720,531
Class A ordinary shares tendered for redemption	(18,432,316)

Class A common stock subject to possible redemption at June 30, 2023	$35,205,207

Note
7-Class
A Common Stock Subject to Possible Redemption
The Company’s Class A common stock feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. The Company is authorized to issue 100,000,000 shares of Class A common stock with a par value of $0.0001 per share. Holders of the Company’s Class A common stock are entitled to one vote for each share. As of December 31, 2022 and 2021, there were

5,076,777 and 23,000,000 shares of Class A common stock outstanding, respectively, which were all subject to possible redemption and are classified outside of permanent equity on the consolidated balance sheets. On December 2, 2022, the Company held the stockholders meeting described in Note 1. Stockholders holding 17,923,223 Public Shares exercised their right to redeem such shares for a pro rata portion of the funds in the Trust Account.

In addition, as of December 31, 2022, $900,000 was deposited by the Company in
to the Trust Account for the benefit of the public stockholders.
The Class A common stock subject to possible redemption reflected on the consolidated balance sheets is reconciled on the following table:

Gross proceeds	$230,000,000
Less:
Amount allocated to Public Warrants	(13,340,000)
Class A common stock issuance costs	(12,403,774)
Plus:
Accretion of carrying value to redemption value	25,743,774

Class A common stock subject to possible redemption, December 31, 2021	230,000,000
Less:
Redemption of Class A common stock subject to possible redemption	(180,858,526)
Plus:
Increase in redemption value of Class A common stock subject to redemption	2,775,518

Class A common stock subject to possible redemption, December 31, 2022	$51,916,992